Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Summary of Quantitative Information Regarding Company's Leases

Quantitative information regarding the Company’s operating lease in Palo Alto for the year ended December 31, 2023 and 2022 is as follows:

	Year Ended December 31,
	2023	2022
Operating cash flows paid for amounts included in the measurement of lease liabilities	$177,111	$786,563
Operating lease liabilities arising from obtaining right of use assets	$-	$4,189,492
Weighted-average remaining lease terms (years)	1.0	4.3
Weighted-average discount rate	10.0%	10.0%